Investments in Other Entities - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure of associates and joint ventures [line items]
Impairment on equity investments	$ 13		$ 0		$ 143
Joint Ventures
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized	21		12		190
Planta Nueva Ecología de Tabasco, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution			320
Dispensadoras de Café, S.A.P.I. de C.V
Disclosure of associates and joint ventures [line items]
Capital contribution	22
Impairment on equity investments		$ 23
Promotora Mexicana de Embotelladores, S.A. de C.V. (PIASA)
Disclosure of associates and joint ventures [line items]
Dividend income					79
Jugos del valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution	167		482
Industria Envasadora de Querétaro, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Impairment on equity investments				$ 19
Alimentos de Soja S.A.U
Disclosure of associates and joint ventures [line items]
Impairment on equity investments		$ 13				$ 143
Total for all associates
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized	$ 510		$ 294		$ 25